Cover	Jun. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-13215
Entity Registrant Name	AIADVERTISING, INC.
Entity Central Index Key	0000743758
Entity Tax Identification Number	30-0050402
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	321 Sixth Street
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78215
City Area Code	805
Local Phone Number	964-3313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false